UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $500,065 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC                     Common           009363102      364     8000 SH  0    Sole    0                8000        0        0
ALCON INC                      Common           H01301102      223     1570 SH  0    Sole    0                1570        0        0
AMERICAN INTERNATIONAL GROUP   Common           026874107     1311    30310 SH  0    Sole    0                5310        0    25000
APACHE CORP                    Common           037411105     1223    10120 SH  0    Sole    0               10120        0        0
ARBITRON INC                   Common           03875Q108      558    12935 SH  0    Sole    0               12935        0        0
AVIS BUDGET GROUP INC          Common           053774105     1261   118707 SH  0    Sole    0               38707        0    80000
BANCTEC INC                    Common           059784306     3386   677200 SH  0    Sole    0              661000        0    16200
BARE ESCENTUALS INC            Common           067511105    17697   755620 SH  0    Sole    0              649570        0   106050
BB&T CORP                      Common           054937107    13819   431050 SH  0    Sole    0              385250        0    45800
BJ SERVICES CO                 Common           055482103      292    10240 SH  0    Sole    0               10240        0        0
CARDINAL HEALTH INC            Common           14149Y108    13398   255150 SH  0    Sole    0              214000        0    41150
CASTLEPOINT HOLDINGS LTD       Common           G19522112     4999   513746 SH  0    Sole    0              405646        0   108100
CASTLEPOINT HOLDINGS LTD       Common           148553209     4923   506000 SH  0    Sole    0              493600        0    12400
CEPHALON INC                   Common           156708109    24676   383160 SH  0    Sole    0              333550        0    49610
CHEVRON CORP                   Common           166764100     3742    43836 SH  0    Sole    0               43036        0      800
CIT GROUP INC                  Common           125581108    10400   877630 SH  0    Sole    0              739380        0   138250
COMPUTER SCIENCES CORP         Common           205363104     8491   208160 SH  0    Sole    0              168435        0    39725
CONOCOPHILLIPS                 Common           20825C104      326     4280 SH  0    Sole    0                4280        0        0
DATAPATH INC-144A              Common           23808R205      549   156900 SH  0    Sole    0              153000        0     3900
DEVON ENERGY CORPORATION       Common           25179M103     2501    23975 SH  0    Sole    0               23850        0      125
DISCOVER FINANCIAL SERVICES    Common           254709108      476    29098 SH  0    Sole    0               29098        0        0
EBAY INC                       Common           278642103    19293   646565 SH  0    Sole    0              540690        0   105875
ENCANA CORP                    Common           292505104     1474    19455 SH  0    Sole    0               19305        0      150
ENERGY COAL RESOURCES-144A     Common           29268G209     2003   124400 SH  0    Sole    0              122200        0     2200
ENSCO INTERNATIONAL INC        Common           26874Q100     2040    32575 SH  0    Sole    0                7575        0    25000
EQUIFAX INC                    Common           294429105     1669    48395 SH  0    Sole    0               48170        0      225
EW SCRIPPS CO-CL A             Common           811054204     5335   127000 SH  0    Sole    0               99000        0    28000
EXXON MOBIL CORP               Common           30231G102      570     6742 SH  0    Sole    0                6742        0        0
FIDELITY NATIONAL INFORMATIO   Common           31620M106    14983   392842 SH  0    Sole    0              322617        0    70225
FIRST AMERICAN FINANC HOLDINGS Common           318782AAT      900    90000 SH  0    Sole    0               80000        0    10000
FIRST MERCURY FINANCIAL CORP   Common           320841109      947    54400 SH  0    Sole    0               54400        0        0
FOREST LABORATORIES INC        Common           345838106    28789   719555 SH  0    Sole    0              625330        0    94225
GENERAL ELECTRIC CO            Common           369604103     1825    49305 SH  0    Sole    0               49080        0      225
GENWORTH FINANCIAL INC-CL A    Common           37247D106    10873   480265 SH  0    Sole    0              480265        0        0
GENZYME CORP                   Common           372917104    55147   739830 SH  0    Sole    0              689605        0    50225
GOLD FIELDS LTD-SPONS ADR      Common           38059T106      185    13400 SH  0    Sole    0               13400        0        0
HALLIBURTON CO                 Common           406216101    19027   483785 SH  0    Sole    0              410135        0    73650
HEWLETT-PACKARD CO             Common           428236103      226  4954.82 SH  0    Sole    0             4954.82        0        0
INTL BUSINESS MACHINES CORP    Common           459200101     9480    82333 SH  0    Sole    0               63393        0    18940
JOHNSON & JOHNSON              Common           478160104      279     4305 SH  0    Sole    0                4305        0        0
KANSAS CITY SOUTHERN           Common           485170302     2021    50390 SH  0    Sole    0               50165        0      225
KKR FINANCIAL HOLDINGS LLC     Common           48248A306      216    17050 SH  0    Sole    0               17050        0        0
LABORATORY CRP OF AMER HLDGS   Common           50540R409     1155    15680 SH  0    Sole    0               15680        0        0
LEGG MASON INC                 Common           524901105    10263   183335 SH  0    Sole    0              159010        0    24325
MANPOWER INC                   Common           56418H100     8222   146145 SH  0    Sole    0              115145        0    31000
MARATHON OIL CORP              Common           565849106      357     7825 SH  0    Sole    0                7825        0        0
MICROSOFT CORP                 Common           594918104    19652   692445 SH  0    Sole    0              577445        0   115000
MONSTER WORLDWIDE INC          Common           611742107    16661   688195 SH  0    Sole    0              585845        0   102350
MYLAN INC                      Common           628530107      979    84375 SH  0    Sole    0               84000        0      375
NATIONAL OILWELL VARCO INC     Common           637071101     1229    21050 SH  0    Sole    0                3050        0    18000
NEKTAR THERAPEUTICS            Common           640268108    18654  2687890 SH  0    Sole    0             2290640        0   397250
NEWS CORP-CL A                 Common           65248E104      427    22760 SH  0    Sole    0               22460        0      300
NORDSTROM INC                  Common           655664100      765    23460 SH  0    Sole    0               23460        0        0
OCCIDENTAL PETROLEUM CORP      Common           674599105      241     3290 SH  0    Sole    0                3290        0        0
PAID INC                       Common           69561N204        9    31000 SH  0    Sole    0               31000        0        0
PEPSICO INC                    Common           713448108      201     2780 SH  0    Sole    0                2780        0        0
PETROCHINA CO LTD -ADR         Common           71646E100      241     1925 SH  0    Sole    0                1925        0        0
PETROHAWK ENERGY CORP          Common           716495106      680    33710 SH  0    Sole    0               33710        0        0
PHARMACEUTICAL PRODUCT DEVEL   Common           717124101    22096   527350 SH  0    Sole    0              490800        0    36550
PHARMERICA CORP                Common           71714F104      555    33500 SH  0    Sole    0               33500        0        0
PRINCIPAL FINANCIAL GROUP      Common           74251V102     1290    23149 SH  0    Sole    0               23149        0        0
REGIONS FINANCIAL CORP         Common           7591EP100     1185    60000 SH  0    Sole    0               10000        0    50000
SCHLUMBERGER LTD               Common           806857108      603     6932 SH  0    Sole    0                6932        0        0
SONIC INNOVATIONS INC          Common           83545M109      117    24200 SH  0    Sole    0               24200        0        0
ST JUDE MEDICAL INC            Common           790849103    22224   514563 SH  0    Sole    0              452963        0    61600
SYSCO CORP                     Common           871829107      262     9025 SH  0    Sole    0                9025        0        0
TECK COMINCO LTD-CL B          Common           878742204      243     5940 SH  0    Sole    0                5940        0        0
TELEFLEX INC                   Common           879369106     7738   162185 SH  0    Sole    0              132885        0    29300
TOWER GROUP INC                Common           891777104    25381  1008399 SH  0    Sole    0              905349        0   103050
UNITED TECHNOLOGIES CORP       Common           913017109      253     3680 SH  0    Sole    0                3680        0        0
WACHOVIA CORP                  Common           929903102      290    10745 SH  0    Sole    0               10745        0        0
WALGREEN CO                    Common           931422109     1929    50645 SH  0    Sole    0               50395        0      250
WRIGHT MEDICAL GROUP INC       Common           98235T107    23268   963884 SH  0    Sole    0              864134        0    99750
ZIMMER HOLDINGS INC            Common           98956P102    20998   269690 SH  0    Sole    0              233390        0    36300